Notes Payable and Convertible Notes Payable - Schedule of Common Stock on Date of Inducement in Excess of Value of Debt Converted (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
First Inducement [Member]
Notes Payable and Convertible Notes Payable - Schedule of Common Stock on Date of Inducement in Excess of Value of Debt Converted (Details) [Line Items]
Fair value	$ 445,714
Fair value of debt subject to inducement	342,857
Inducement expense	102,857
Second Inducement [Member]
Notes Payable and Convertible Notes Payable - Schedule of Common Stock on Date of Inducement in Excess of Value of Debt Converted (Details) [Line Items]
Fair value	1,226,160
Fair value of debt subject to inducement	1,040,000
Inducement expense	186,160
Third Inducement [Member]
Notes Payable and Convertible Notes Payable - Schedule of Common Stock on Date of Inducement in Excess of Value of Debt Converted (Details) [Line Items]
Fair value	154,438
Fair value of debt subject to inducement	105,000
Inducement expense	$ 49,438